------------------------------------------------------------------------
    ------------------------------------------------------------------------

                                       The
                                     ORBITEX
                                  Cash Reserves
                                      Fund

    ------------------------------------------------------------------------
    ------------------------------------------------------------------------






                               Semi-Annual Report

                                  June 30, 2002
                                   (Unaudited)

----------------------------------------------------------------------- ORBITEX





Dear Shareholder:

The past six months proved very volatile for investors and fund managers. The market and the economy have suffered severe setbacks due not only to the terrorist attacks in September, but also to the uncertainty of various global conflicts, a trough in the current earnings cycle and a crisis of confidence in corporate America caused by the Enron debacle and other events of the past year.

Although the market remains volatile, fundamentals appear to be slowly turning, and our Investment Committee feels that we are setting up for a superb time to be investing in the market for the long-term. Fixed income and money market funds have been a safer place for many investors during this volatile investment period. While interest rates have remained flat for the last six months, creating higher prices and yield reductions, the Cash Reserves Money Market Fund has performed well.

Looking toward the future, we plan to continue to manage the fund in accordance with its objective in order to meet your expectations. The fund is sub-advised by AMR, whose wealth of experience reaches the 16-year mark this year.

Thank you for entrusting us with your assets and supporting The Orbitex Group of Funds. We look forward to serving your investment needs for many years to come. If you have any questions or concerns, please call 1-888-ORBITEX.

Sincerely,


/s/ Rick Stierwalt
Rick Stierwalt
President-Orbitex Group of Funds






An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


                           ORBITEX CASH RESERVES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)


          ASSETS:
                Investment in AMR Investment Services Money
                  Market Portfolio, at cost/value                        $ 31,465,630
                Receivable due from advisor (Note 3)                           25,299
                Prepaid expenses and other assets                              26,492
                                                                     -----------------
          Total Assets                                                     31,517,421
                                                                     -----------------

          LIABILITIES:
                Dividends payable                                              50,739
                Payable for trustees' fees (Note 3)                               193
                Accrued expenses and other liabilities                         15,854
                                                                     -----------------
          Total Liabilities                                                    66,786
                                                                     -----------------

          Net Assets                                                      $31,450,635
                                                                     =================

          COMPOSITION OF NET ASSETS:
                Paid in capital                                          $ 31,450,635
                                                                     -----------------

          Net Assets                                                      $31,450,635
                                                                     =================

          Institutional Shares:
                (no par value per share)                                   28,033,740
                                                                     -----------------
          Net Asset Value                                                       $1.00
                                                                     =================

          Investor Shares:
                (no par value per share)                                    3,416,895
                                                                     -----------------
          Net Asset Value                                                       $1.00
                                                                     =================








--------------------------------------------------------------------------------
See Notes to FinanciaL Statements




                           ORBITEX CASH RESERVES FUND
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)



          INVESTMENT INCOME - Allocated From AMR
             Investment Services Money Market Portfolio:
                Interest income                                                       $ 428,194
                Net expense (Note 3)                                                    (22,153)
                                                                            --------------------
                                                                            --------------------
          Net Investment Income Allocated From AMR
               Investment Services Money Market Portfolio                               406,041
                                                                            --------------------
                                                                            --------------------

          EXPENSES (Note 3):
                Transfer agent fee (Institutional Shares)                                22,215
                Transfer agent fee (Investor Shares)                                      2,040
                Fund accounting fee                                                      19,370
                Registration fees                                                         5,343
                Distribution fee (Investor Shares)                                        5,084
                Administration fee                                                        4,380
                Legal fee                                                                 4,011
                Custodian fee                                                             3,674
                Audit fee                                                                 2,674
                Printing expense                                                          2,003
                Trustees' fees                                                            1,393
                Other                                                                     2,538
                                                                            --------------------
                                                                            --------------------
          Total Expenses                                                                 74,725
                Less: Expenses reimbursed (see note 3)                                  (39,091)
                                                                            --------------------
                                                                            --------------------
          Net Expenses                                                                   35,634
                                                                            --------------------
                                                                            --------------------

          Net Investment Income                                                         370,407
                                                                            --------------------
                                                                            --------------------

          Net Increase in Net Assets Resulting From Operations                        $ 370,407
                                                                            ====================






-----------------------------------------------------------------------------
See Notes to Financial Statements.


                           ORBITEX CASH RESERVES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                           For the Six Months               For the Year
                                                                                 Ended                         Ended
                                                                             June 30, 2002               December 31, 2001
                                                                              (Unaudited)
                                                                          -----------------------     -------------------------
      OPERATIONS:
           Net investment income                                                       $ 370,407                   $ 1,574,360
           Net realized gain                                                                   -                         4,892
                                                                          -----------------------     -------------------------
           Increase in Net Assets Resulting From Operations                              370,407                     1,579,252
                                                                          -----------------------     -------------------------

      DISTRIBUTIONS TO SHAREHOLDERS:
           From net investment income:
               Institutional Shares                                                     (341,141)                   (1,513,603)
               Investor Shares                                                           (29,266)                      (60,757)
           From net realized gains:
               Institutional Shares                                                            -                        (4,553)
               Investor Shares                                                                 -                          (339)
                                                                          -----------------------     -------------------------
           Decrease in Net Assets From Distributions to Shareholders                    (370,407)                   (1,579,252)
                                                                          -----------------------     -------------------------

      CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
           Institutional Shares:
               Sales of Shares                                                           378,675                    19,592,068
               Reinvestment of distributions                                             286,995                     1,513,368
               Redemption of Shares                                                  (10,786,575)                   (9,634,485)
           Increase (Decrease) in Net Assets From
                                                                          -----------------------     -------------------------
                Institutional Share Transactions                                     (10,120,905)                   11,470,951
                                                                          -----------------------     -------------------------

           Investor Shares:
               Sales of Shares                                                        82,696,204                    63,515,396
               Reinvestment of distributions                                              16,692                        40,393
               Redemption of Shares                                                  (83,731,833)                  (60,221,765)
                                                                          -----------------------     -------------------------
           Increase in Net Assets From Investor Share Transactions                    (1,018,937)                    3,334,024
                                                                          -----------------------     -------------------------

      Net Increase (Decrease) in Net Assets                                          (11,139,842)                   14,804,975

      Net Assets, Beginning of Period                                                 42,590,477                    27,785,502
                                                                          -----------------------     -------------------------
      Net Assets, End of Period                                                     $ 31,450,635                  $ 42,590,477
                                                                          =======================     =========================





-------------------------------------------------------------------------------
See Notes to Financial Statements.



ORBITEX CASH RESERVES FUND
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                    INSTITUTIONAL SHARES
                                                           -------------------------------------------------------------------

                                                               FOR THE SIX            FOR THE YEAR          FOR THE PERIOD
                                                                MONTHS ENDED             ENDED                   ENDED
                                                              JUNE 30, 2002        DECEMBER 31, 2001       DECEMBER 31, 2000(1)
                                                               (UNAUDITED)
                                                           --------------------   ---------------------   --------------------
      NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.0000                $ 1.0000               $ 1.0000
          Net investment income from investment operations              0.0089                  0.0408                 0.0370
          Distributions from net investment income                     (0.0089)                (0.0408)               (0.0370)
                                                           --------------------   ---------------------   --------------------
      NET ASSET VALUE, END OF PERIOD                                  $ 1.0000                $ 1.0000               $ 1.0000
                                                           ====================   =====================   ====================

      TOTAL RETURN (3)(4)                                                1.82%                   4.15%                  6.59%

      RATIO/SUPPLEMENTARY DATA:
      Net Assets, at End of Year (000's omitted)                      $ 28,034                $ 38,155               $ 26,684

      RATIO OF EXPENSES TO AVERAGE NET ASSETS:
          Expenses including reimbursement/waiver (3)(5)                 0.24%                   0.24%                  0.24%
          Expenses excluding reimbursement/waiver (3)(5)                 0.42%                   0.48%                  2.08%
          Net investment income including reimbursement/waiver (3)       1.77%                   4.04%                  6.50%














                                                                                           INVESTOR SHARES
                                                                 ------------------------------------------------------------------

                                                                     FOR THE SIX           FOR THE YEAR          FOR THE PERIOD
                                                                      MONTHS ENDED            ENDED                  ENDED
                                                                    JUNE 30, 2002       DECEMBER 31, 2001     DECEMBER 31, 2000(2)
                                                                     (UNAUDITED)
                                                                 --------------------  ---------------------  ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 1.0000               $ 1.0000               $ 1.0000
        Net investment income from investment operations                      0.0071                 0.0372                 0.0282
        Distributions from net investment income                             (0.0071)               (0.0372)               (0.0282)
                                                                 --------------------  ---------------------  ---------------------
    NET ASSET VALUE, END OF PERIOD                                          $ 1.0000               $ 1.0000               $ 1.0000
                                                                 ====================  =====================  =====================

    TOTAL RETURN (3)(4)                                                        1.48%                  3.78%                  6.22%

    RATIO/SUPPLEMENTARY DATA:
    Net Assets, at End of Year (000's omitted)                               $ 3,417                $ 4,436                $ 1,102

    RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Expenses including reimbursement/waiver (3)(5)                         0.60%                  0.60%                  0.60%
        Expenses excluding reimbursement/waiver (3)(5)                         0.78%                  0.84%                  2.68%
        Net investment income including reimbursement/waiver (3)               1.43%                  3.06%                  6.16%



----------
       (1)For the period June 7, 2000 (commencement of operations) to December 31, 2000.
       (2)For the period July 18, 2000 (commencement of class) to December 31, 2000.
       (3)Annualized, for periods less than one year.
       (4)Total returns are historical and assume reinvestment of dividends and capital gain distributions. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
       (5)Includes the Fund's share of the Portfolio's allocated expenses.



-------------------------------------------------------------------------------
      See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

The Orbitex Cash Reserves Fund (the "Fund") is a series of the Orbitex Group of Funds (the "Trust"), a Trust organized in the State of Delaware in December 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Currently, the Fund consists of four classes of shares, two of which are active: Institutional Shares and Investor Shares. The Trust Instrument of the Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest without par value.

The Fund currently seeks to achieve its investment objectives by investing all of its investable assets in AMR Investment Services Money Market Portfolio (the "Portfolio"), a registered open-end management investment company with substantially the same investment objectives and policies as the Fund. The Portfolio is managed by AMR Investment Services, Inc. ("AMR") a wholly owned subsidiary of AMR Corporation. The Fund may withdraw its investments from the Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in the Portfolio as partnership investments, commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2002 the percentage of the Portfolio owned by the Fund was less than 1%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. Valuation of securities held in the Portfolio are discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses. The expenses of the Fund that are directly identifiable to a specific class are charged to that class. Expenses that are not readily identifiable to a specific class are allocated based on net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002  (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------


NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

ADVISORY FEES

The Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Advisor"). As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by AMR. For its services, the Portfolio pays AMR a fee accrued and paid daily at an annualized rate of 0.10% of the average daily net assets. In the event the Fund was to withdraw its investments from the Portfolio, the Advisor would act as investment advisor to the Fund and the Advisor would be entitled to a fee based on the Fund's average daily net assets.

The Advisor has agreed to reimburse certain operating expenses to the extent necessary to limit total operating expenses to 0.24% and 0.60% of the average daily net assets of Institutional Shares and Investor Shares, respectively. Expenses reimbursed by the Advisor for the six months ended June 30, 2002 amounted to $39,091.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

Orbitex Fund Services, Inc ("OFS"), formerly American Data Services, Inc., an affiliate of the Advisor, serves as the administrator of the Fund. For providing administration services to the Fund, OFS receives a fee accrued daily and payable monthly, at the annualized rate of 0.02% of the Fund's average daily net assets.

OFS also acts as the fund accounting agent and transfer agent of the Fund. For providing fund accounting services, the Fund pays OFS a fixed monthly fee for average net assets less than $25 million and at an annualized rate of 0.02% thereafter, plus out-of-pocket expenses. For providing transfer agent services, the Fund pays OFS a minimum monthly or per account fee plus certain transaction fees which are allocated by shareholder accounts.

CUSTODIAN

The Bank of New York is the Fund's custodian.

TRUSTEES FEES

The Fund pays no compensation to its Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $2,500 for each regular meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

DISTRIBUTION FEES

The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940. The distributor of the Fund is Orbitex Funds Distributor, Inc. ("OFD"), an affiliate of the Advisor. Under the Plan and Agreement, the Fund compensates OFD for distributing the Fund's Investor class shares. The distribution fee is payable at the annualized rate of 0.25% of the average net assets of the Investor class shares. No distribution fees are paid to OFD as distributor for the Institutional class shares.



--------------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
IN THOUSANDS, EXCEPT SHARE AMOUNTS

                                                                                    PAR
                                                                                  AMOUNT              VALUE
                                                                               -------------    --------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.97%
Banco Popular de Puerto Rico, (Note C)
  2.16%, Due 10/1/2002                                                         $ 200,000            $ 200,000
  2.01%, Due 12/16/2002                                                          300,000              300,000
Bank One, NA,
  2.11%, Due 4/7/2003                                                             25,000               25,033
  2.05%, Due 4/24/2003                                                            45,000               45,057
Branch Banking & Trust Company, 1.84%, Due 2/10/2003                             175,000              174,979
Fleet National Bank, NA,
  2.17%, Due 8/2/2002                                                             25,000               25,007
  2.08%, Due 5/22/2003                                                            10,000               10,017
National City Bank,
  2.04%, Due 10/10/2002                                                           25,000               25,009
  2.00%, Due 11/13/2002                                                           43,000               43,020
  1.98%, Due 3/17/2003                                                            48,000               48,044
  2.05%, Due 4/17/2003                                                            20,000               20,019
  1.94%, Due 6/13/2003                                                            85,000               85,070
Wachovia Bank, NA,
  2.03%, Due 12/20/2002                                                           87,000               87,092
  2.08%, Due 2/18/2003                                                            45,000               45,062
  2.05%, Due 3/19/2003                                                            20,000               20,027
  1.97%, Due 6/4/2003                                                             60,000               60,064
                                                                                             -----------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                   1,213,500
                                                                                             -----------------
PROMISSORY NOTES - 0.90%
Goldman Sachs Group, LP, 1.94%, Due 9/23/2002                                     64,000               64,000
                                                                                             -----------------
       TOTAL PROMISSORY NOTES                                                                          64,000
                                                                                             -----------------
FUNDING AGREEMENTS - 13.57%
VARIABLE RATE
General Electric Capital Assurance Company, (Note B)
  1.97%, Due 12/2/2002                                                           200,000              200,000
  2.00%, Due 2/3/2003                                                            150,000              150,000
Jackson National Life Insurance Company, 1.96%, Due 8/30/2002 (Note A)           100,000              100,000
Metropolitan Life Insurance Company,  (Note B)
  1.99%, Due 7/19/2002                                                           200,000              200,000
  1.98%, Due 11/22/2002                                                          100,000              100,000
Travelers Insurance Company, 1.96%, Due 9/11/2002 (Note B)                       175,000              175,000
                                                                                             -----------------
       TOTAL VARIABLE RATE                                                                            925,000
                                                                                             -----------------
FIXED RATE
Security Life of Denver, 1.98%, Due 9/23/2002                                     45,000               45,000
                                                                                             -----------------
       TOTAL FIXED RATE                                                                                45,000
                                                                                             -----------------
       TOTAL FUNDING AGREEMENTS                                                                       970,000
--------------------------------------------------------------------------------------------------------------





                             See accompanying notes

                                        8






--------------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
 IN THOUSANDS, EXCEPT SHARE AMOUNTS

                                                                                 PAR
                                                                               AMOUNT                  VALUE
                                                                            -------------    -----------------
ASSET-BACKED COMMERCIAL PAPER, 144A (Notes D and E) - 23.83% Edison Asset
Securitization,
  1.92%, Due 8/16/2002                                                           150,000              149,632
  1.91%, Due 9/16/2002                                                           300,000              298,774
FCAR Owner Trust, Series I ,
  1.88%, Due 9/13/2002                                                           100,000               99,614
  1.92%, Due 10/7/2002                                                            50,000               49,739
  1.91%, Due 11/6/2002                                                           200,000              198,642
Golden Funding Corporation,
  1.90%, Due 7/1/2002                                                           $ 23,760             $ 23,760
  1.96%, Due 8/13/2002                                                            58,500               58,363
Moriarty, LLC,
  1.85%, Due 7/8/2002                                                             32,000               31,988
  1.95%, Due 8/9/2002                                                            300,000              299,366
Scaldis Capital, LLC,
  1.90%, Due 7/5/2002                                                             24,869               24,864
  2.00%, Due 10/15/2002                                                           17,484               17,381
  2.00%, Due 11/1/2002                                                            80,191               79,643
  1.85%, Due 11/20/2002                                                           30,219               29,998
  1.88%, Due 12/9/2002                                                            24,394               24,189
Sigma Financial, Incorporated,
  1.87%, Due 10/9/2002                                                            43,582               43,356
  1.95%, Due 10/22/2002                                                           10,500               10,436
  1.96%, Due 10/24/2002                                                           84,000               83,474
  1.87%, Due 10/28/2002                                                           50,000               49,691
  1.96%, Due 10/31/2002                                                           59,450               59,055
  1.88%, Due 11/7/2002                                                            25,000               24,832
  1.99%, Due 11/8/2002                                                            47,350               47,010
                                                                                             -----------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                          1,703,807
                                                                                             -----------------
COMMERCIAL PAPER (Note E)  - 25.76%
Abbey National, 1.85%, Due 10/1/2002                                             250,000              248,815
AIG Funding, Incorporated, 1.90%, Due 10/18/2002                                  40,086               39,855
BNP Paribas Financial, 1.92%, Due 9/19/2002                                       50,000               49,787
Deutsche Bank Financial, 1.76%, Due 9/30/2002                                    400,000              398,220
General Electric Capital Corporation,
  1.87%, Due 8/16/2002                                                           400,000              399,044
  1.94%, Due 9/19/2002                                                           100,000               99,569
Societe Generale North America, Incorporated, 1.85%, Due 9/3/2002                136,500              136,051
Spintab-Swedmortgage AB,
  1.88%, Due 9/6/2002                                                            100,000               99,650
  1.92%, Due 2/12/2003                                                            72,000               71,995
Wells Fargo Financial Company,
  1.90%, Due 10/3/2002                                                            50,000               49,752
  1.92%, Due 10/21/2002                                                           50,000               49,701
  1.92%, Due 10/28/2002                                                           50,000               49,683
  1.91%, Due 11/4/2002                                                            50,000               49,666
Westdeutsche Landesbank, 1.92%, Due 9/23/2002, 144A (Note D)                     100,000               99,552
                                                                                             -----------------
       TOTAL COMMERCIAL PAPER                                                                       1,841,340
                                                                                             -----------------









                             See accompanying notes



                                       9




--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
 IN THOUSANDS, EXCEPT SHARE AMOUNTS

                                                                                 PAR
                                                                               AMOUNT                  VALUE
                                                                            -------------    ----------------
VARIABLE RATE MEDIUM-TERM NOTES - 18.09% American Honda Finance Corporation,
144A (Note D)
  1.97%, Due 1/17/2003                                                            40,000               40,010
  1.88%, Due 2/25/2003                                                            70,000               70,000
  1.89%, Due 5/13/2003                                                           100,000              100,000
  1.87%, Due 5/14/2003                                                           200,000              200,000
  1.96%, Due 6/11/2003                                                            10,000               10,009
Associates Corporation of North America, 2.17%, Due 5/8/2003                    $ 46,505             $ 46,622
Bank of America Corporation,
  1.98%, Due 2/4/2003                                                             35,500               35,521
  2.09%, Due 7/7/2003                                                             35,000               35,027
Citigroup, Incorporated, 2.06%, Due 7/17/2003                                    190,000              190,292
Credit Suisse First Boston,
  2.05%, Due 12/6/2002                                                            25,000               25,020
  2.00%, Due 12/11/2002, 144A (Note D)                                            74,250               74,310
  2.13%, Due 4/28/2003                                                            25,000               25,044
  2.49%, Due 7/18/2003                                                            13,200               13,273
JP Morgan Chase and Company,
  2.05%, Due 1/30/2003                                                            36,700               36,733
  2.01%, Due 2/28/2003                                                            20,000               20,020
  1.99%, Due 3/14/2003                                                            20,000               20,022
Merrill Lynch & Company, 2.09%, Due 7/24/2002                                     15,000               15,002
Morgan Stanley Dean Witter Company,
  2.06%, Due 10/15/2002                                                           10,000               10,003
  2.15%, Due 1/16/2003                                                            19,800               19,826
  2.10%, Due 2/21/2003                                                            15,000               15,023
  2.09%, Due 3/6/2003                                                             10,000               10,016
Salomon Smith Barney Holdings,
  1.99%, Due 9/11/2002                                                            20,000               20,005
  2.13%, Due 1/24/2003                                                            28,000               28,031
  2.14%, Due 2/11/2003                                                            41,300               41,368
  2.18%, Due 4/28/2003                                                            40,500               40,597
  2.20%, Due 6/6/2003                                                             20,000               20,065
  2.22%, Due 7/24/2003                                                            17,000               17,059
Wells Fargo & Company,
  2.09%, Due 10/10/2002                                                           44,000               44,016
  1.99%, Due 10/30/2002                                                           45,000               45,018
  1.93%, Due 3/31/2003                                                            25,000               25,021
                                                                                             -----------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                        1,292,953
                                                                                             -----------------
OTHER SHORT-TERM INVESTMENTS - 0.99%                                           SHARES
                                                                            -------------
AIM Liquid Assets                                                              7,626,905                7,627
One Group Money Market Institutional Shares                                   63,445,732               63,446
                                                                                             -----------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                                              71,073
                                                                                             -----------------
TOTAL INVESTMENTS - 100.11% (Cost $7,156,673)                                                       7,156,673
                                                                                             -----------------
LIABILITIES, NET OF OTHER ASSETS - (0.11%)                                                             (7,766)
                                                                                             -----------------
TOTAL NET ASSETS - 100%                                                                             7,148,907
                                                                                             =================


Based on the cost of investments of $7,156,673 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,297,688 or 32.14% of net assets.
(E) Rates associated with money market securities represent discount rate at time of purchase.


ABBREVIATIONS:
AB  - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association








                             See accompanying notes


-------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
 IN THOUSANDS


ASSETS:
        Investments in securities at value  (cost - $7,156,673).....................................$  7,156,673
        Dividends and interest receivable...........................................................      10,169
                                                                                                  --------------
TOTAL ASSETS........................................................................................   7,166,842
                                                                                                  --------------
LIABILITIES:
        Payable for investments purchased...........................................................      17,131
        Management and investment advisory fees payable (Note 2)....................................         670
        Other liabilities...........................................................................         134
                                                                                                  --------------
TOTAL LIABILITIES...................................................................................      17,935
                                                                                                  --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.............................................$ 7,148,907
                                                                                                  ==============











                             See accompanying notes

-------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO





--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
 IN THOUSANDS


INVESTMENT INCOME:
        Interest income......................................................$ 109,887
                                                                            -----------
             TOTAL INVESTMENT INCOME.........................................  109,887
                                                                            -----------
EXPENSES:
        Management and investment advisory fees (Note 2).....................    5,384
        Custodian fees.......................................................      170
        Professional fees....................................................       41
        Other expenses......................................................      .123
                                                                            -----------
             TOTAL EXPENSES...................................................   5,718
                                                                            -----------
Net investment income.......................................................   104,169
                                                                            -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on investments...............................     (38)
                                                                            -----------
              NET GAIN (LOSS) ON INVESTMENTS...................................    (38)
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................$ 104,131
                                                                            ===========









                             See accompanying notes


--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 in thousands

                                                                                      Six Months Ended    Year Ended
                                                                                          June 30,        December 31,
                                                                                            2002            2001
                                                                                        (Unaudited)
                                                                                     ----------------   -------------

Increase (Decrease) in Net Assets:
Operations:
        Net investment income............................................................$ 104,169         $ 393,466
        Net realized gain (loss) on investments............................................    (38)            1,556
                                                                                       --------------   -------------
              Total increase in net assets resulting from operations...................... 104,131           395,022
                                                                                       --------------   -------------
Transactions in Investors' Beneficial Interests:
        Contributions...................................................................60,091,638        72,574,660
        Withdrawals....................................................................(61,311,769)      (69,694,620)
                                                                                       --------------   -------------
              Net increase (decrease) in net assets resulting from
                  transactions in investors' beneficial interests...................... (1,220,131)        2,880,040
                                                                                       --------------   -------------
Net increase (decrease) in net assets...................................................(1,116,000)        3,275,062
                                                                                       --------------   -------------
Net Assets:
        Beginning of period............................................................. 8,264,907         4,989,845
                                                                                       --------------   -------------
        End of period.................................................................$ 7,148,907        $ 8,264,907
                                                                                       ==============   =============













                             See accompanying notes


-------------------------------------------------------------------------------
AMR Investment Services Trust Money Market Portfolio


Financial Highlights
--------------------------------------------------------------------------------




                                    Six Months
                                      Ended                                    Two Months
                                     June 30,      Year Ended December 31,       Ended               Year Ended October 31,
                                                 ----------------------------- December 31, ---------------------------------------
                                       2002          2001          2000           1999          1999          1998          1997
                                    (Unaudited)
                                    --------------------------  ------------  -------------  ------------  ------------  ----------

Total Return:.......................  0.96% A        4.30%          N/A           N/A            N/A           N/A           N/A
Ratios to Average Net Assets:
      Expenses......................  0.11%          0.11%         0.11%          0.11%         0.11%         0.16%         0.16%
      Net investment income.........  1.93%.         3.95%         6.40%          5.77%         5.11%         5.56%         5.52%



A -  Not annualized.


















                             See accompanying notes

------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


NOTES TO FINANCIAL STATEMENTS    JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION
Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME AND EXCISE TAXES
The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated

NOTE 2-TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio .10% of the average daily net assets of the Portfolio.

OTHER
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to the Portfolio.